Operations of Equity Method Affiliates (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011		Oct. 31, 2010
Schedule of Equity Method Investments [Line Items]
Net revenue	$ 704	$ 938	[1]	$ 659
Costs, expenses, and income tax expense	726	1,069	[1]	755
Net loss	$ (22)	$ (131)	[1]	$ (96)

[1]	Includes amounts for NC2 through September 29, 2011.